Company Overview - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Cash and cash equivalents, restricted cash, and marketable securities		$ 34,600,000	$ 34,600,000
Maturity limits period			24 months
Dollars weighted average maturity limit period			12 months
Percentage of reduction in workforce	30.00%
Severance costs related to reduction in workforce	$ 200,000
Cash and cash equivalents		12,761,000	$ 12,761,000	$ 26,048,000	$ 13,696,000
Accumulated deficit		682,800,000	682,800,000	$ 699,603,000	$ 659,469,000
License Agreement Terms [Member] | Takeda License Agreements [Member]
Upfront payment received		2,000,000
License Agreement Terms [Member] | Takeda License Agreements [Member] | Maximum [Member]
Potential pre-commercialization payments receivable		57,000,000	57,000,000
License Vosaroxin [Member] | Denovo Biopharma, LLC [Member]
Upfront payment received		200,000
Potential regulatory and commercial payments receivable		$ 57,000,000	$ 57,000,000